UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 03/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.4%
Arcos Dorados Holdings, Inc., Class A	242,500	$3,201,000

Australia – 2.0%
Bank of Queensland Ltd.	828,600	8,351,274
Mirvac Group	4,240,184	7,170,856
Orocobre Ltd.(a)(b)	902,059	1,271,631
Pancontinental Oil & Gas NL(a)	12,390,900	1,100,312

		17,894,073

Austria – 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	25,100	2,513,929

Belgium – 0.9%
Ageas	237,400	8,057,342

Bermuda – 1.1%
Chow Sang Sang Holdings International Ltd.(b)	1,562,000	4,622,521
Hoegh Liquified Natural Gas Holdings Ltd.(a)	635,100	5,330,114

		9,952,635

Brazil – 0.5%
Santos Brasil Participacoes SA	299,300	4,470,921

Canada – 4.0%
Africa Oil Corp.(a)	2,482,800	17,523,350
Cathedral Energy Services Ltd.	652,500	2,758,036
Detour Gold Corp.(a)	99,600	1,912,109
Diagnocure, Inc.(a)(c)	4,934,180	1,503,584
Dollarama, Inc.(d)	14,200	910,514
Dollarama, Inc.	57,600	3,693,353
Lundin Mining Corp.(a)	894,100	3,902,294
Painted Pony Petroleum Ltd.(a)	363,625	3,642,326

		35,845,566

China – 0.9%
51job, Inc. – ADR(a)(b)	46,900	2,786,329
Shenzhen Expressway Co. Ltd.	5,400,700	2,028,134
Shimao Property Holdings Ltd.	1,188,000	2,290,303
Sitoy Group Holdings Ltd.	2,884,812	1,377,943

		8,482,709

Denmark – 2.6%
Alk-Abello A/S	26,500	1,918,364
Bavarian Nordic A/S(a)	184,586	2,173,877
Pandora A/S	285,700	7,885,933
Topdanmark A/S(a)	126,600	3,036,771
Tryg A/S	27,100	2,192,027
Vestas Wind Systems A/S(a)	713,660	5,721,216

		22,928,188

Finland – 0.4%
Ramirent Oyj	379,150	3,595,475

France – 2.6%
Eurofins Scientific SA	39,375	8,278,255
GameLoft SE(a)(b)	776,183	5,074,350
Ipsen SA	72,800	2,605,208
Nexans SA	52,900	2,433,777
Saft Groupe SA	186,200	4,797,601

		23,189,191

Germany – 2.7%
Celesio AG	257,623	4,846,974
GEA Group AG	78,850	2,604,247
Gerresheimer AG	80,100	4,608,129
NORMA Group	51,635	1,628,680
Rheinmetall AG	113,400	5,260,752
Symrise AG	139,000	5,515,621

		24,464,403

Hong Kong – 2.4%
Clear Media Ltd.	2,695,000	1,855,824
Dah Sing Financial Holdings Ltd.	1,228,800	6,450,279
Daphne International Holdings Ltd.(b)	4,024,300	5,072,078
Ming Fai International Holdings Ltd.	8,195,100	864,941
Poly Property Group Co. Ltd.(a)	7,363,000	4,677,245
Techtronic Industries Co.	1,086,900	2,659,535

		21,579,902

India – 3.1%
Container Corp. of India	116,500	2,211,848
DEN Networks Ltd.(a)	884,700	3,102,119
DLF Ltd.	1,108,800	4,811,880
Motherson Sumi Systems Ltd.	19,341	69,286
Oriental Bank of Commerce	1,090,048	5,080,668
Reliance Capital Ltd.	466,900	2,700,372
Shriram Transport Finance Co. Ltd.	242,574	3,108,420
Sintex Industries Ltd.	2,553,000	2,174,633
Zee Entertainment Enterprises Ltd.	1,086,700	4,222,298

		27,481,524

Indonesia – 0.4%
Tower Bersama Infrastructure Tbk PT(a)	5,646,276	3,513,357

Ireland – 1.0%
Ryanair Holdings Plc - ADR	217,496	9,086,983

Israel – 0.6%
SodaStream International Ltd.(a)(b)	118,100	5,862,484

Italy – 1.1%
Mediolanum SpA	1,254,600	6,940,891
Salvatore Ferragamo Italia SpA	122,300	3,394,147

		10,335,038

Japan – 5.0%
Aeon Credit Service Co. Ltd.	142,300	4,040,244
Asics Corp.	228,850	3,829,556
Bit-isle, Inc.	161,500	2,242,960

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Credit Saison Co. Ltd.	151,500	$3,770,610
Don Quijote Co. Ltd.	99,800	4,418,836
Hisaka Works Ltd.	220,000	2,062,646
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,358,000	7,166,341
NGK Insulators Ltd.	252,400	2,714,814
Rohm Co. Ltd.	129,200	4,732,852
Shionogi & Co. Ltd.	213,000	4,394,341
Tokyu Land Corp.	615,000	5,726,853

		45,100,053

Malaysia – 0.3%
AirAsia BHD	2,978,600	2,724,623

Netherlands – 0.6%
BinckBank NV	569,300	5,342,043

Norway – 0.3%
Electromagnetic GeoServices(a)(b)	1,756,279	2,638,838

Portugal – 0.3%
Banco BPI SA Registered Shares(a)	1,925,400	2,435,217

Singapore – 1.9%
Avago Technologies Ltd.	161,400	5,797,488
Singapore Exchange Ltd.	866,000	5,393,792
Yanlord Land Group Ltd.(a)(b)	4,809,000	5,841,575

		17,032,855

South Korea – 0.6%
Kangwon Land, Inc.	191,270	5,404,128

Spain – 0.6%
Laboratorios Farmaceuticos Rovi SA	584,462	5,176,738

Switzerland – 2.2%
Addex Pharmaceuticals Ltd.(a)	95,400	789,136
Aryzta AG	152,077	8,991,070
Basilea Pharmaceutica(a)	42,400	2,569,020
Sulzer AG	40,850	6,992,450

		19,341,676

Taiwan – 0.2%
D-Link Corp.	2,923,600	1,730,144

Thailand – 0.3%
Mermaid Maritime PCL	9,124,805	2,581,034

United Arab Emirates – 1.1%
Polarcus Ltd.(a)(b)	9,013,991	10,041,797

United Kingdom – 8.8%
Aberdeen Asset Management Plc	352,100	2,301,512
APR Energy Plc(b)	336,196	4,310,802
Babcock International Group Plc	414,300	6,862,176
Bahamas Petroleum Co. Plc(a)	15,651,234	1,284,487
BowLeven Plc (a)	2,249,700	3,290,898
Crest Nicholson Holdings PLC(a)	1,887,800	8,456,625
easyJet Plc	494,916	8,145,039
Filtrona Plc	206,181	2,286,609
Inchcape Plc	624,600	4,783,695
Intertek Group Plc	123,500	6,383,028
Invensys Plc	674,500	3,613,253
London Stock Exchange Group Plc	404,800	8,052,184
Manchester United Plc Class A(a)	136,232	2,281,886
Michael Page International Plc	667,000	4,299,147
Ophir Energy Plc(a)	865,809	6,117,436
Rexam PLC	846,334	6,797,613

		79,266,390

United States – 49.7%
Abercrombie & Fitch Co., Class A	84,771	3,916,420
Aegerion Pharmaceuticals, Inc.(a)(b)	128,537	5,185,183
Affymetrix, Inc.(a)	514,908	2,430,366
Albemarle Corp.	116,000	7,252,320
Allete, Inc.	123,600	6,058,872
Alpha Natural Resources, Inc.(a)(b)	245,400	2,014,734
American Superconductor Corp.(a)	265,800	707,028
Arris Group, Inc.(a)	291,100	4,998,187
Artisan Partners Asset Management, Inc.(a)	47,500	1,873,875
Aruba Networks, Inc.(a)	175,600	4,344,344
Axiall Corp.	109,800	6,825,168
Aéropostale, Inc.(a)	238,980	3,250,128
Bankrate, Inc.(a)(b)	283,567	3,385,790
BBCN Bancorp, Inc.	495,200	6,467,312
Bill Barrett Corp.(a)(b)	92,400	1,872,948
BioMarin Pharmaceutical, Inc.(a)	35,700	2,222,682
BioMed Realty Trust, Inc.	146,600	3,166,560
Bravo Brio Restaurant Group, Inc.(a)	232,500	3,680,475
Cadence Design Systems, Inc.(a)(b)	283,950	3,955,423
Celanese Corp., Series A	118,300	5,211,115
The Children’s Place Retail Stores, Inc.(a)	79,900	3,581,118
Constant Contact, Inc.(a)(b)	563,555	7,314,944
Covanta Holding Corp.	225,250	4,538,787
DDR Corp.(b)	478,600	8,337,212
Deckers Outdoor Corp.(a)(b)	55,500	3,090,795
Discover Financial Services	111,600	5,004,144
Drew Industries, Inc.	84,600	3,071,826
DSP Group, Inc.(a)	520,749	4,202,444
DuPont Fabros Technology, Inc.(b)	113,937	2,765,251
Electronic Arts, Inc.(a)	407,900	7,219,830
Express, Inc.(a)	265,300	4,724,993
F5 Networks, Inc.(a)	75,300	6,707,724
Flowers Foods, Inc.	139,600	4,598,424
Foot Locker, Inc.	145,600	4,985,344
Forest City Enterprises, Inc., Class A(a)	378,933	6,733,639
The Fresh Market, Inc.(a)	7,900	337,883

2	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
United States (concluded)
FTI Consulting, Inc.(a)(b)		28,235	$1,063,330
Guess?, Inc.		65,750	1,632,573
Hancock Holding Co.		83,072	2,568,586
Hanesbrands, Inc.(a)(b)		60,000	2,733,600
Hospira, Inc.(a)		207,864	6,824,175
IAC/InterActiveCorp.		44,350	1,981,558
IDEX Corp.		132,050	7,054,111
Informatica Corp.(a)		114,300	3,939,921
j2 Global, Inc.(b)		206,800	8,108,628
Kennametal, Inc.		76,700	2,994,368
The KEYW Holding Corp.(a)		366,900	5,918,097
Kindred Healthcare, Inc.(a)		370,266	3,898,901
Leap Wireless International, Inc.(a)		442,800	2,608,092
LKQ Corp.(a)		165,126	3,593,142
Manpower, Inc.		110,700	6,278,904
Merit Medical Systems, Inc.(a)		257,712	3,159,549
Mistras Group, Inc.(a)		110,100	2,665,521
Monotype Imaging Holdings, Inc.		90,700	2,154,125
Myriad Genetics, Inc.(a)		289,234	7,346,544
Nordson Corp.		97,600	6,436,720
NorthWestern Corp.		107,100	4,269,006
Nuance Communications, Inc.(a)(b)		369,988	7,466,358
NuVasive, Inc.(a)		225,369	4,802,613
NV Energy, Inc.		226,900	4,544,807
Oasis Petroleum, Inc.(a)(b)		176,300	6,711,741
Omnicare, Inc.		126,000	5,130,720
OSI Systems, Inc.(a)		50,600	3,151,874
Pinnacle Financial Partners, Inc.(a)		285,500	6,669,280
Pinnacle Foods, Inc.(a)		116,400	2,585,244
PMC-Sierra, Inc.(a)		937,200	6,363,588
PNM Resources, Inc.		197,500	4,599,775
Polycom, Inc.(a)		366,400	4,059,712
PrivateBancorp, Inc.		362,400	6,852,984
Procera Networks, Inc.(a)(b)		249,400	2,965,366
Proofpoint, Inc.(a)(b)		153,600	2,589,696
PVH Corp.		47,900	5,116,199
Regis Corp.		201,735	3,669,560
ResMed, Inc.		99,024	4,590,753
Responsys, Inc.(a)(b)		515,306	4,560,458
Rock-Tenn Co., Class A		39,500	3,665,205
SciQuest, Inc.(a)		176,386	4,240,319
Shutterfly, Inc.(a)(b)		70,300	3,105,151
SM Energy Co.		58,200	3,446,604
Spirit AeroSystems Holdings, Inc., Class A(a)		347,900	6,606,621
Steel Dynamics, Inc.		344,700	5,470,389
Support.com, Inc.(a)		865,179	3,616,448
Teleflex, Inc.		82,100	6,938,271
Tenet Healthcare Corp.(a)		153,253	7,291,778
Terex Corp.(a)(b)		104,850	3,608,937
TIBCO Software, Inc.(a)		334,100	6,755,502
Timken Co.		167,300	9,465,834
TRI Pointe Homes, Inc.(a)		65,200	1,313,780
Trimble Navigation Ltd.(a)(b)		95,400	2,858,184
UGI Corp.		126,200	4,844,818
United Therapeutics Corp.(a)		81,303	4,948,914
Urban Outfitters, Inc.(a)		161,200	6,244,888
Vera Bradley, Inc.(a)(b)		200,400	4,735,452
WebMD Health Corp.(a)		163,400	3,973,888
Western Alliance Bancorp(a)		659,176	9,122,996
Whiting Petroleum Corp.(a)		44,200	2,247,128
Wolverine World Wide, Inc.		91,400	4,055,418
Wright Medical Group, Inc.(a)(b)		304,680	7,254,431
			445,504,423

Total Long-Term Investments (Cost – $693,163,128) – 98.9%			886,774,679

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.09%(e)(f)		13,011,343	13,011,343

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.23%(e)(f)(g)	USD	115,850	115,849,639

Total Money Market Funds – 14.4%			128,860,982

Time Deposits	Par (000)
Japan – 0.0%
Brown Brothers Harriman & Co.:
0.08%, 4/01/13		4	3,624
0.08%, 4/01/13	JPY	883	$9,375

			12,999

Total Short-Term Securities (Cost – $128,873,985) – 14.4%			128,873,981

Total Investments (Cost - $822,037,113*) – 113.3%			1,015,648,660
Liabilities in Excess of Other Assets – (13.3)%			(118,842,067)

Net Assets – 100.0%			$896,806,593

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$854,535,190

Gross unrealized appreciation	$235,037,590
Gross unrealized depreciation	(73,924,120)

Net unrealized appreciation	$161,113,470

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Shares Purchased	Shares Sold	Shares Held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain/Loss
Diagnocure, Inc.	5,062,680	–	(128,500)	4,934,180	$1,503,584	–	$(547,815)

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares\Beneficial Interest Held at June 30, 2012	Net Activity	Shares\Beneficial Interest Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	62,456,087	(49,444,744)	13,011,343	$21,537
BlackRock Liquidity Series LLC, Money Market Series	$66,142,660	$49,706,979	$115,849,639	838,839

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

4	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	BRL	Brazilian Real
	GBP	British Pound
	HKD	Hong Kong Dollar
	INR	Indian Rupee
	JPY	Japanese Yen
	SGD	Singapore Dollar
	THB	Thai Baht
	TWD	Taiwan Dollar
	USD	US Dollar

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,195	BRL	6,447	Brown Brothers Harriman & Co.	4/01/13	$5
USD	748,476	BRL	1,510,051	Brown Brothers Harriman & Co.	4/01/13	1,204
USD	628,886	BRL	1,265,318	Brown Brothers Harriman & Co.	4/01/13	2,723
USD	243,280	SGD	302,000	Deutsche Bank AG	4/01/13	(200)
USD	1,032,836	GBP	680,348	Deutsche Bank AG	4/02/13	(918)
USD	36,067	HKD	280,000	Bank of America Corp.	4/02/13	(4)
USD	24,783	INR	1,346,455	Brown Brothers Harriman & Co.	4/02/13	9
USD	115,360	INR	6,267,496	Brown Brothers Harriman & Co.	4/02/13	43
USD	9,367	JPY	882,000	Goldman Sachs Group, Inc.	4/02/13	(3)
USD	186,981	TWD	5,588,835	Brown Brothers Harriman & Co.	4/02/13	79

Total						$2,938

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013	5

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Argentina	$3,201,000	–	–	$3,201,000
Australia	–	$17,894,073	–	17,894,073
Austria	–	2,513,929	–	2,513,929
Belgium	–	8,057,342	–	8,057,342
Bermuda	–	9,952,635	–	9,952,635
Brazil	4,470,921	–	–	4,470,921
Canada	35,845,566	–	–	35,845,566
China	2,786,329	5,696,380	–	8,482,709
Denmark	2,173,877	20,754,311	–	22,928,188
Finland	–	3,595,475	–	3,595,475
France	–	23,189,191	–	23,189,191
Germany	–	24,464,403	–	24,464,403
Hong Kong	–	21,579,902	–	21,579,902
India	2,211,848	25,269,676	–	27,481,524
Indonesia	–	3,513,357	–	3,513,357
Ireland	9,086,983	–	–	9,086,983
Israel	5,862,484	–	–	5,862,484
Italy	–	10,335,038	–	10,335,038
Japan	45,100,053	–	–	45,100,053
Malaysia	2,724,623	–	–	2,724,623
Netherlands	–	5,342,043	–	5,342,043
Norway	–	2,638,838	–	2,638,838
Portugal	–	2,435,217	–	2,435,217
Singapore	5,797,488	11,235,367	–	17,032,855
South Korea	5,404,128	–	–	5,404,128
Spain	5,176,738	–	–	5,176,738
Switzerland	3,358,156	15,983,520	–	19,341,676
Taiwan	1,730,144	–	–	1,730,144
Thailand	–	2,581,034	–	2,581,034
United Arab Emirates	–	10,041,797	–	10,041,797
United Kingdom	12,022,998	67,243,392	–	79,266,390
United States	445,504,423	–	–	445,504,423
Short-Term Securities:
Money Market Funds	13,011,343	115,849,639	–	128,860,982
Time Deposits	–	12,999	–	12,999

Total	$605,469,102	$410,179,558	–	$1,015,648,660

6	BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$4,063	–	$4,063
Liabilities:
Foreign currency exchange contracts	–	(1,125)	–	(1,125)

Total	–	$2,938	–	$2,938

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value for financial reporting purposes. As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,513,519	–	–	$1,513,519
Liabilities:
Collateral on securities loaned at value	–	$(115,849,639)	–	(115,849,639)

Total	$1,513,519	$(115,849,639)	–	$(114,336,120)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. On March 29, 2013, US and certain other financial markets were closed, while some foreign markets were open. The Fund was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade. The re-pricing resulted in the investments being categorized as Level 1. Therefore, these securities, with a value of $51,740,668 were transferred from Level 2 to Level 1 during the period June 30, 2012 to March 31, 2013.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	MARCH 31, 2013	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global SmallCap Fund, Inc.

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global SmallCap Fund, Inc.

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global SmallCap Fund, Inc.

Date: May 24, 2013